Cash and cash equivalents and short-term investments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Maturity of of cash and cash equivalents	three months
Restricted cash and cash equivalents	€ 0.0	€ 0.0
Minimum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	3 months
Maximum
Cash and Cash Equivalents [Line Items]
Short term investments maturity period	1 year